Basis of Presentation (Policies)	6 Months Ended
Jul. 31, 2022
Basis of Presentation
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements are presented in United States (“US”) dollars and are prepared in accordance with generally accepted accounting principles in the US (“GAAP”) and the rules and regulations of the Canadian Securities Administrators and US Securities and Exchange Commission (“SEC”) for the preparation of condensed interim financial statements. Accordingly, these unaudited condensed consolidated financial statements do not include all of the information and notes required for compliance with GAAP for annual financial statements. These statements should be read in conjunction with our audited annual consolidated financial statements prepared in accordance with GAAP for the fiscal year ended January 31, 2022.

The unaudited condensed consolidated financial statements reflect all adjustments, which are, in the opinion of management, necessary for a fair presentation of results for the interim periods presented. The preparation of these unaudited condensed consolidated financial statements requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and the accompanying notes. Actual results could differ from these estimates and the results of operations for the interim period should not be considered indicative of results to be expected for the full year ending January 31, 2023.

The world continues to experience a global pandemic related to the spread of the COVID-19 virus (the “Pandemic”). The Pandemic has had disruptive effects in countries in which the Company operates, and the future impacts of the Pandemic and any resulting economic impact are largely unknown and rapidly evolving. As the impacts of the Pandemic continue to evolve, estimates and assumptions about future events and their effects cannot be determined with certainty and therefore require increased judgment. The future impact of Pandemic uncertainties could result in a significant impact on the reported amounts of assets, liabilities, revenue and expenses in these and any future consolidated financial statements. Examples of accounting estimates and judgments that may be impacted by the Pandemic include, but are not limited to; revenue recognition, impairment of goodwill and intangible assets and provisions for credit losses.

Our fiscal year commences on February 1st of each year and ends on January 31st of the following year. Our fiscal year, which ends on January 31, 2023, is referred to as the “current fiscal year”, “fiscal 2023”, “2023” or using similar words. Our previous fiscal year, which ended on January 31, 2022, is referred to as the “previous fiscal year”, “fiscal 2022”, “2022” or using similar words. Other fiscal years are referenced by the applicable year during which the fiscal year ends. For example, “2024” refers to the annual period ending January 31, 2024 and the “fourth quarter of 2024” refers to the quarter ending January 31, 2024.

The significant accounting policies used in preparing these condensed consolidated financial statements are unchanged from those disclosed in the Company’s fiscal 2022 annual consolidated financial statements and have been applied consistently to all periods presented in these condensed consolidated financial statements.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In October 2021, the FASB issued Accounting Standards Update 2021-08, “Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” (“ASU 2021-08”). ASU 2021-08 provides guidance on how to recognize and measure acquired contract assets and liabilities from revenue contracts in a business combination. ASU 2021-08 is effective for annual periods, and interim periods within those annual periods, beginning after December 15, 2022, which will be our fiscal year beginning February 1, 2023 (fiscal 2024). Early adoption is permitted. The Company will adopt this guidance in the first quarter of fiscal 2024. The adoption of this guidance is not expected to have a material impact on our results of operations or disclosures.